Employees (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about employees [text block] [Abstract]
Schedule of employees
	Year ended December 31,
	2021 $’000	2020 $’000	2019 $’000
Group
Staff costs comprised:
Directors’ salaries (including bonus)	2,526	14,666	1,145
Employees’ wages, salaries and bonus	1,856	1,058	696
Social security costs	176	194	609
Recruitment fees	242	17	-
Share based payment charge	5,173	5,105	1,266
	9,973	21,040	3,716
The average monthly number of employees, including directors, employed by the group during the year was:
Research and Development	8	3	5
Corporate and administration	5	8	4
	13	11	9